Accounts receivable and other (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Trade receivables	$ 23,020	$ 35,649
Value added tax and other taxes recoverable	17,782	12,171
Other receivables and advances	9,946	8,938
Prepaid expenses and deposits	17,834	16,264
Investments in marketable securities	163	194
Accounts receivable and other	$ 68,745	$ 73,216